VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
ASSETS:
Cash and cash equivalents	$ 217,057	$ 162,662
Restricted cash	330,791	3,290
Accounts receivable, net	87,521	126,081		$ 122,698
Prepaid and other current assets	106,590	97,531
Short-term investments	100,745	321,483
Assets held for sale (current)	1,412,168	1,304,621
Total current assets	2,254,872	2,015,668
Long-term investments, net	31,634	30,987
Fixed assets, net	337,674	337,682
Intangible assets, net	4,842	9,922
Goodwill	48,434	47,390	$ 47,638
Other non-current assets	42,140	30,413
Assets held for sale (non-current)	0	217,680
Total assets	2,822,121	2,691,864		$ 2,685,208
LIABILITIES
Accounts payable	107,611	121,318
Accrued liabilities	157,513	157,861
Receipts in advance and deferred revenue	52,055	50,321
Liabilities held for sale (current)	416,998	453,111
Total current liabilities	1,284,730	1,100,867
Long-term tax liabilities	188,760	181,640
Deferred tax liabilities	217,593	95,904
Other long-term liabilities	3,855	83
Liabilities held for sale (non-current)	0	5,686
Total liabilities	1,790,140	1,384,947
Net revenue	749,890	673,803	690,175
Net income from continuing operations	(36,527)	(98,499)	(121,306)
Net loss from discontinued operations	(91,793)	55,108	53,947
Net cash provided by /(used in) continuing operating activities	163,394	(18,267)	(52,143)
Net cash provided by/(used in) discontinued operating activities	(68,187)	228,857	136,168
Net cash provided by /(used in) operating activities	95,207	210,590	84,025
Net cash provided by /(used in) investing activities	184,393	(214,814)	180,146
Net cash provided by/(used in) discontinued investing activities	235,374	(228,406)	(639,390)
Net cash provided by /(used in) investing activities	419,767	(443,220)	(459,244)
Net cash provided by continuing financing activities	101,795	(479,748)	96,333
Net cash provided by discontinued financing activities	(8,209)	(33,415)	1
Net cash provided by financing activities	93,586	(513,163)	96,334
Variable Interest Entity Primary Beneficiary [Member]
ASSETS:
Cash and cash equivalents	47,028	40,535
Restricted cash	1,211	1,132
Accounts receivable, net	47,234	67,403
Prepaid and other current assets	15,385	13,586
Short-term investments	153	0
Intra-Group receivables due from the Company's subsidiaries	506,659	400,338
Assets held for sale (current)	113,011	121,347
Total current assets	730,681	644,341
Long-term investments, net	17,307	17,488
Fixed assets, net	295	639
Intangible assets, net	3,173	6,832
Goodwill	33,670	32,782
Other non-current assets	15,134	14,754
Assets held for sale (non-current)	0	32,244
Total assets	800,260	749,080
LIABILITIES
Accounts payable	11,145	8,595
Accrued liabilities	46,888	50,913
Receipts in advance and deferred revenue	43,076	38,754
Other current liabilities	37,148	31,684
Intra-Group payables due to the Company's subsidiaries	332,794	300,601
Liabilities held for sale (current)	187,712	138,303
Total current liabilities	658,763	568,850
Long-term tax liabilities	14,134	13,220
Deferred tax liabilities	2,014	1,998
Intra-Group payables due to the Company's subsidiaries	19,338	18,599
Other long-term liabilities	286	0
Liabilities held for sale (non-current)	0	1,130
Total liabilities	694,535	603,797
Net revenue	583,187	511,957	499,861
Net income from continuing operations	41,756	19,607	1,098
Net loss from discontinued operations	(82,329)	(1,491)	(19,534)
Net cash provided by /(used in) continuing operating activities	5,224	(2,038)	18,268
Net cash provided by/(used in) discontinued operating activities	(13,244)	(5,046)	51,657
Net cash provided by /(used in) operating activities	(8,020)	(7,084)	69,925
Net cash provided by /(used in) investing activities	47	(441)	(1,110)
Net cash provided by/(used in) discontinued investing activities	7,797	(18,040)	(48,161)
Net cash provided by /(used in) investing activities	7,844	(18,481)	(49,271)
Net cash provided by continuing financing activities	0	0	650
Net cash provided by discontinued financing activities	152	8,601	0
Net cash provided by financing activities	$ 152	$ 8,601	$ 650